Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 18 — RESEARCH AND DEVELOPMENT EXPENSES

	For the years ended December 31,
	2025	2024	2023
Depreciation expenses	$163,925	$137,983	$99,713
Direct cost	941,991	961,080	947,183
Employee compensation and benefits	212,887	223,646	260,118
Other expenses	133,249	60,896	57,459
	$1,452,052	$1,383,605	$1,364,473